Subsequent events - Additional Information (Detail) € in Thousands, $ in Thousands			12 Months Ended
	Mar. 15, 2022 EUR (€)	Mar. 11, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Percentage of entity's revenue			1.50%	2.00%	1.50%
Commencement of major litigation [member]
Disclosure of non-adjusting events after reporting period [line items]
Wholesale price of luxury goods | $		$ 1,000
Price limit of luxury goods | €	€ 300